      PROVIDENT

    INSTITUTIONAL    400 Bellevue Parkway, Wilmington, DE 19809 - Phone:
                               302-792-2555 - Fax: 302-792-5876
        FUNDS

G. Willing Pepper
Chairman
                    MUNICIPAL FUND FOR TEMPORARY INVESTMENT

                                                                January 13, 1997

Dear Shareholder:

     Enclosed is the Annual Report to Shareholders of Municipal Fund for Temporary Investment for the year ended November 30, 1996.

     I invite your attention to the Investment Adviser's Report which provides interesting information on the economy and on the performance of our portfolios.

     Provident Institutional Funds is committed to providing its shareholders with quality service, liquidity, competitive returns and stability of principal.

     Please contact your Provident Distributors, Inc. account representative or our Client Service Center at (800) 821-7432 if you have any questions about Municipal Fund for Temporary Investment or any of the other portfolios offered by Provident Institutional Funds.

     We thank you for the opportunity to service your investment needs.

                                         Sincerely,

                                         /s/ G. WILLLING PEPPER
                                         -----------------------
                                         G. Willing Pepper
                                         Chairman

                    MUNICIPAL FUND FOR TEMPORARY INVESTMENT

                    Annual Report of the Investment Adviser

     In the past year, the twin issues of economic growth and inflation dominated market movements and investor expectations. In a smaller way, budget impasses, government shutdowns and a presidential election year also took their turns as market forces. However, the preoccupation with accelerating business activity and the belief that this would lead to higher inflation, were the key issues on the minds of Federal Reserve policymakers and watchers alike.

     As the year progressed, economic activity continued to rebound from last year's very weak fourth quarter. The Federal Reserve's last easing of monetary policy occurred in late January. First quarter economic reports showed a strong rebound that peaked at mid-year at a growth rate of 4.5% in the nation's gross domestic product. Strong employment reports, which showed solid new job creation numbers, also contributed to a growing belief that the next Fed move would be to tighten monetary policy. The July, August and September FOMC meetings were thought to be particularly likely dates for such a move. However, a funny thing happened each time a Fed move seemed imminent. A series of weaker than expected economic reports and good news on inflation would suddenly dash the market's expectations of higher short-term interest rates. One significant change that did occur was a shift in the yield curve to a positive slope; that is, yields were higher as maturities lengthened. For much of the previous year, the yield curve was inverted based on expectations of continued Fed easing. In 1996, the situation was reversed.

     The tax-exempt money market experienced record growth during the twelve months ended November 30, 1996. Assets flowed into the market during the first four months of the year as a weak economy caused investor nervousness over the direction of interest rates. Money fund assets remained in a narrow range of $134-138 billion during the third quarter and ended November at $138.9 billion, up 12% from last year.

     Yields in the tax-exempt market were a function of supply and demand during the year. Interest rates fell during the first quarter of 1996 due to a lack of new supply. With Federal Reserve policy on hold, fund managers generally were defensive, preferring shorter maturities in anticipation of higher yields in the future. Rates rose in late June through September as new issuance of short-term debt from states and municipalities caused dealer inventory to grow. Tax-exempt securities were priced at attractive after-tax yields and portfolio managers began to extend their maturities with longer-term investments. Yields declined in November as it appeared the Federal Reserve would not raise interest rates due to a weak economy.

     Due to a relatively flat yield curve and expectations of higher rates in the summer, MuniFund and MuniCash kept their average weighted maturities shorter than the IBC/Donoghue's benchmark during the first six months of the year. As new issuance grew and supply increased, the Funds took advantage of these higher rates and extended investments out along the yield curve. Investments were staggered into 1997 in anticipation of lower yields during the first three months of the new year. As of the end of November, MuniFund's average weighted maturity stood at 45 days while MuniCash's was 57 days. The two portfolios continue to remain competitive within their peer groups. According to Lipper Analytical Services, MuniCash was ranked #3 in total return for the year ended November 30, 1996 versus 75 institutional tax-exempt funds. Both funds continue their emphasis on high credit quality and liquidity with MuniFund maintaining its AAA Standard & Poor's rating.

     Yields in the longer-term tax-exempt market were volatile during the twelve-month period ended November 30, 1996, as the economy exhibited mixed signs of growth. The Bond Buyer Index (BBI) ranged between a low of 5.63% on January 4 to a high of 6.34% on June 13 and ended the period at 5.54%. The Revenue Bond Index (RBI) also moved in a wide band, hitting a low of 5.33% on February 15 and reaching a high of 6.12% on June 13 while closing at 5.80%. Municipal bond issuance totalled $158.2 billion, up 14% from $139.0 billion sold for the year ended November 30, 1995. The average maturity of the Intermediate Municipal Fund remained constant at 6.07 years. The Portfolio continues to emphasize high quality issues and seeks to minimize volatility of the net asset value by maintaining a lower average maturity and duration.

                                    PNC INSTITUTIONAL MANAGEMENT CORPORATION

                     INTERMEDIATE MUNICIPAL FUND PORTFOLIO

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN INTERMEDIATE MUNICIPAL
                                      FUND
             AND THE LEHMAN BROTHERS STATE GENERAL OBLIGATION INDEX
                       (FOR EACH YEAR ENDED NOVEMBER 30)

                                                               INTERMEDIATE       LEHMAN BR OTHERS
         MEASUREMENT PERIOD               INTERMEDIATE       MUNICIPAL DOLLAR      STATE GENERAL
       (FISCAL YEAR COVERED)            MUNICIPAL SHARES          SHARES          OBLIGATION INDEX
1986                                                10000                10000                10000
1987                                                10133                10108                 9926
1988                                                10764                10711                10807
1989                                                11551                11467                11862
1990                                                12421                12303                12765
1991                                                13525                13365                13952
1992                                                14706                14500                15287
1993                                                15849                15589                16918
1994                                                15433                15140                16174
1995                                                17318                16952                18971
1996                                                18075                17650                20109

--------------------------------------------------------------------------------

                           IMPORTANT TAX INFORMATION

       During the fiscal year ended November 30, 1996, 100% of the dividends paid from net investment income of the MuniFund, MuniCash and Intermediate Municipal Fund Portfolios were exempt-interest dividends for purposes of federal income tax and free from such tax.

       However, 63.94% of the dividends from net investment income of the MuniCash Portfolio must be taken into consideration in determining liability for federal alternative minimum tax.

       In January 1997, you will be furnished with a schedule showing the percentage breakdown by state or U.S. possession of the source of interest income of each portfolio in 1996.
--------------------------------------------------------------------------------

                               MUNIFUND PORTFOLIO
                    MUNICIPAL FUND FOR TEMPORARY INVESTMENT
                            Statement of Net Assets

                               November 30, 1996

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
------------------------ ---------  -------   ------------
ALABAMA -- 2.81%
  Calhoun County Economic
    Development Council IDRB
    (Craft Corporation Project) DN
    (First Alabama Bank LOC)
    (A-1+, VMIG-1)
    3.75%(1)............  12/07/96  $ 4,030   $  4,030,000
  City of Montgomery BMC Special
    Care Facilities Authority
    (Baptist Medical Center)
    Series A DN (Amsouth Bank of
    Alabama LOC) (VMIG-1)
    3.55%(1)............  12/07/96   10,000     10,000,000
  City of Montgomery BMC Special
    Care Facilities Authority (VHA
    of Alabama) Series 1985A DN
    (FNB Chicago LOC) (A-1,
    VMIG-1)
    3.60%(1)............  12/07/96    2,570      2,570,000
                                              ------------
                                                16,600,000
                                              ------------
ARIZONA -- 0.66%
  Apache County IDA PCRB (Tucson
    Electric Power Company) Series
    1983C DN (Bankers Trust LOC)
    (A-1+, VMIG-1)
    3.55%(1)............  12/07/96      400        400,000
  Pima County IDA PCRB (Tucson
    Electric Power Company) Series
    1983A DN (Barclays Bank LOC)
    (A-1+, VMIG-1)
    3.60%(1)............  12/07/96    3,500      3,500,000
                                              ------------
                                                 3,900,000
                                              ------------
CALIFORNIA -- 3.22%
  Los Angeles County TRAN (Credit
    Suisse LOC) (SP-1+, MIG-1)
    4.50%...............  06/30/97   19,000     19,070,259
                                              ------------
                                                19,070,259
                                              ------------
COLORADO -- 2.47%
  Colorado Health Facilities
    Authority (Boulder Community
    Hospital Project) Series C DN
    (Rabo Bank Nederland LOC)
    (A-1+, VMIG-1)
    3.45%(1)............  12/07/96    3,400      3,400,000

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
                         --------   -------   -----------
COLORADO (CONTINUED)
  Colorado Health Facilities
    Authority (Sisters of Charity
    Health Facilities) DN (Toronto
    Dominion LOC) (A-1+, VMIG-1)
    3.45%(1)............  12/07/96  $ 2,300   $  2,300,000
  Colorado State General Fund TRAN
    Series A (SP-1+, MIG-1)
    4.50%...............  06/27/97    5,000      5,020,020
  Moffat County PCRB (Tri-State)
    Series 1984 DN (Ambac
    Insurance) (A-1+, P-1)
    3.50%(1)............  12/07/96    3,900      3,900,000
                                              ------------
                                                14,620,020
                                              ------------
FLORIDA -- 2.66%
  Sunshine State Governmental
    Financing Commission
    (Government Financing Program)
    TECP (National Westminster
    LOC) (VMIG-1)
    3.70%...............  12/13/96    7,895      7,895,000
  Volusia County Health Facilities
    Authority Hospital RB (S.W.
    Volusia Healthcare
    Corporation)
    Series 1994A DN (First
    Union Bank LOC) (A-1)
    3.50%(1)............  12/07/96    7,830      7,830,000
                                              ------------
                                                15,725,000
                                              ------------
GEORGIA -- 7.21%
  Atlanta Urban Residential
    Finance Authority RB
    (Residential Construction -
    Summerhill Project) DN
    (First Union Bank LOC) (A-1,
    VMIG-1)
    3.60%(1)............  12/07/96    3,850      3,850,000
  Burke County IDA PCRB (Georgia
    Power & Light Company Vogtle
    Project) DN (A-1, VMIG-1)
    4.10%(1)............  12/01/96    4,600      4,600,000
  Cobb County Housing Authority
    Multifamily Housing RB (Post
    Bridge Project) DN (Federal
    National Mortgage Association
    LOC) (A-1+, VMIG-1)
    3.50%(1)............  12/07/96   10,450     10,450,000

---------------------------------------------------------

(1) Variable rate

                               MUNIFUND PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
                         --------   -------   -----------
GEORGIA (CONTINUED)
  Cobb County Housing Authority
    Multifamily Housing RB (Post
    Mill
    Project) Series 1995 DN (Federal
    National Mortgage Association
    LOC)
    (A-1+, VMIG-1)
    3.50%(1)............  12/07/96  $ 6,280   $  6,280,000
  Dekalb County Housing Authority
    Multifamily Housing RB
    (Clairmont Crest Project) DN
    (Federal National Mortgage
    Association LOC) (A-1+,
    VMIG-1)
    3.60%(1)............  12/07/96    4,000      4,000,000
  Gwinett County Housing Authority
    Multifamily Housing RB (Post
    Corners Project) DN (Federal
    National Mortgage Association
    LOC) (A-1+, VMIG-1)
    3.50%(1)............  12/07/96    5,000      5,000,000
  Rosewell Housing Authority
    Multifamily RB (Azalea
    Project) DN (Federal National
    Mortgage Association LOC)
    (A-1+, VMIG-1)
    3.50%(1)............  12/07/96    3,000      3,000,000
  Rosewell Housing Authority
    Multifamily RB (Post Canyon
    Project) DN (Federal National
    Mortgage Association LOC)
    (A-1+, VMIG-1)
    3.50%(1)............  12/07/96    5,500      5,500,000
                                              ------------
                                                42,680,000
                                              ------------
HAWAII -- 0.73%
  Hawaii State Department of
    Budget and Finance Special
    Purpose RB (Kaiser Permanente)
    (A-1+)
    3.65%...............  03/03/97    4,300      4,300,000
                                              ------------
ILLINOIS -- 14.75%
  Illinois Development Finance
    Authority (Chicago Symphony
    Project) DN (A-1+, VMIG-1)
    3.55%(1)............  12/07/96   10,000     10,000,000

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
                         --------   -------   -----------
  Illinois Development Finance
    Authority PCRB (Illinois Power
    Company Project) (Canadian
    Imperial Bank LOC) (A-1+,
    VMIG-1)
    3.85%...............  02/13/97   23,500     23,500,000

ILLINOIS (CONTINUED)
  Illinois Educational Facilities
    Authority (Pooled Financing)
    TECP (Northern Trust LOC)
    (A-1+)
    3.70%...............  01/24/97  $ 7,509   $  7,509,000
  Illinois Health Facilities
    Authority (Carle Foundation
    Project) DN (Northern Trust
    LOC) (VMIG-1)
    3.60%(1)............  12/07/96    5,950      5,950,000
  Illinois Health Facilities
    Authority (Pooled Financing)
    Series 1985C DN (FNB Chicago
    LOC) (VMIG-1)
    3.50%(1)............  12/07/96   14,000     14,000,000
  Illinois Health Facilities
    Authority (University of
    Chicago Hospital Project)
    Series 1994C DN (Comerica Bank
    LOC) (A-1+, VMIG-1)
    3.50%(1)............  12/07/96    5,300      5,300,000
  Illinois Health Facilities
    Authority RB (Evanston
    Hospital Corporation Project)
    (VMIG-1)
    3.75%...............  02/28/97    5,000      5,000,000
  Illinois Health Facilities
    Authority RB (Evanston
    Hospital Corporation Project)
    Series 1996 (A-1+, VMIG-1)
    3.95%...............  08/15/97   10,000     10,000,000
  Illinois Health Facilities
    Authority RB (Lutheran
    Institute)
    Series 1985 DN (Credit Suisse
    LOC) (A-1+, VMIG-1)
    3.50%(1)............  12/30/96    1,000      1,000,000
  Illinois Health Facilities
    Authority Revolving Fund
    Pooled Financing (University
    of Chicago Project) (A-1+,
    VMIG-1)
    3.75%...............  01/30/97    5,000      5,000,000
                                              ------------
                                                87,259,000
                                              ------------

---------------------------------------------------------

(1) Variable rate

                               MUNIFUND PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
     --------------      --------   -------   -----------
INDIANA -- 1.52%
  Indiana Employment Commission
    IDA (Miles Laboratories) DN
    (Barclays Bank LOC) (A-1+)
    3.60%(1)............  12/01/96  $ 7,000   $  7,000,000
  Indiana Health Facilities
    Financing Authority (Daughters
    of Charity) Series B DN
    (VMIG-1)
    3.50%(1)............  12/01/96    2,000      2,000,000
                                              ------------
                                                 9,000,000
                                              ------------
IOWA -- 0.68%
  Council Bluffs PCRB (Iowa-
    Illinois Gas & Electric
    Company Project) DN (A-1+,
    VMIG-1)
    3.60%(1)............  12/07/96    4,050      4,050,000
                                              ------------
LOUISIANA -- 3.65%
  Plaquemines Port, Harbor and
    Terminal District Marine
    Terminal Facilities Revenue
    Refunding Bonds (Electro-Coal
    Transfer Corporation Project)
    (P-1)
    3.50%...............  03/12/97   21,600     21,600,000
                                              ------------
MARYLAND -- 8.11%
  Maryland Health & Higher
    Education Facilities Authority
    (Capitol College Project) DN
    (FNB Maryland LOC) (VMIG-1)
    3.65%(1)............  12/07/96    8,000      8,000,000
  Maryland Health & Higher
    Education Facilities Authority
    (Daughters of Charity National
    Health System) Series 1994 DN
    (VMIG-1)
    3.50%(1)............  12/07/96    7,500      7,500,000
  Maryland State Economic
    Development Corporation
    Revenue Bonds (Pooled
    Financing) DN (NationsBank
    LOC) (A-1, VMIG-1)
    3.55%(1)............  12/07/96   10,000     10,000,000
  Maryland State IDA (McDonough
    School Income Facility) DN
    (FNB Maryland LOC) (A-1,
    VMIG-1)
    3.77%(1)............  12/07/96    5,000      5,000,000

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
                         --------   -------   -----------
MARYLAND (CONTINUED)
  Washington Suburban Sanitary
    District BAN DN (Westdeutsche
    Landesbank Girozentrale LOC)
    (SP-1+, VMIG-1)
    3.50%(1)............  12/07/96  $17,500   $ 17,500,000
                                              ------------
                                                48,000,000
                                              ------------
MASSACHUSETTS -- 0.19%
  Massachusetts Health &
    Educational Facilities
    Authority RB (Capital Asset
    Program Issue) Series C DN
    (MBIA Insurance) (A-1+,
    VMIG-1)
    4.05%(1)............  12/01/96    1,100      1,100,000
                                              ------------
MISSISSIPPI -- 0.35%
  Jackson County Port Facility
    (Chevron, Inc.) Series 1993 DN
    (VMIG-1)
    4.15%(1)............  12/01/96    2,100      2,100,000
                                              ------------
MISSOURI -- 1.72%
  Missouri Health & Educational
    Facilities Authority RB
    (Washington University) Series
    B DN (A-1+, VMIG-1)
    4.20%(1)............  12/01/96    1,200      1,200,000
  Missouri Health & Educational
    Facilities Authority RB
    (Sisters of Mercy Health
    System) DN (A-1+, VMIG-1)
    3.40%(1)............  12/07/96    9,000      9,000,000
                                              ------------
                                                10,200,000
                                              ------------
NEBRASKA -- 0.17%
  Nebraska Higher Education Loan
    Program Student Loan Program
    Revenue Bonds Series 1985D DN
    (Student Loan Marketing
    Association LOC) (VMIG-1)
    3.50%(1)............  12/07/96    1,000      1,000,000
                                              ------------
NEVADA -- 0.85%
  Clark County IDRB (Nevada Power
    Company Project) DN (Barclays
    Bank LOC) (A-1+, VMIG-1)
    3.55%(1)............  12/07/96    5,000      5,000,000
                                              ------------

---------------------------------------------------------

(1) Variable rate

                               MUNIFUND PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
     --------------      --------   -------   -----------
NEW HAMPSHIRE -- 0.96%
  New Hampshire Health & Higher
    Education Facilities Authority
    (VHA of New England Capital
    Asset Financing Program)
    Series 1985B DN (FNB Chicago
    LOC) (A-1, VMIG-1)
    3.55%(1)............  12/07/96  $   600   $    600,000
  New Hampshire Health & Higher
    Education Facilities Authority
    (VHA of New England Capital
    Asset Financing Program)
    Series 1985F DN (FNB Chicago
    LOC) (A-1, VMIG-1)
    3.55%(1)............  12/07/96    5,050      5,050,000
                                              ------------
                                                 5,650,000
                                              ------------
NEW JERSEY -- 2.89%
  New Jersey Sports and Exhibition
    Authority Series 1992C DN
    (Barclays Bank LOC) (A-1+,
    VMIG-1)
    3.20%(1)............  12/07/96    7,400      7,400,000
  New Jersey Turnpike Authority RB
    Series 1991D DN (Swiss Bank
    LOC) (A-1+, VMIG-1)
    3.30%(1)............  12/07/96    3,200      3,200,000
  Salem County Industrial
    Financing Authority PCRB (E.I.
    Dupont) Series A DN (Lloyds
    Bank Ltd. LOC) (A-1+, P-1)
    3.65%(1)............  12/07/96    6,500      6,500,000
                                              ------------
                                                17,100,000
                                              ------------
NEW YORK -- 6.57%
  New York City GO Series A-7 DN
    (Morgan Guaranty LOC) (A-1+,
    VMIG-1)
    4.00%(1)............  12/01/96      800        800,000
  New York City GO Series F-6 DN
    (Morgan Guaranty LOC) (A-1+,
    VMIG-1)
    3.70%(1)............  12/07/96    3,000      3,000,000
  New York City Municipal Water
    Finance Authority DN (MBIA
    Insurance) (A-1+, VMIG-1)
    4.10%(1)............  12/01/96    1,000      1,000,000
  New York City RAN Series A
    (SP-1+, MIG-1)
    4.50%...............  04/15/97   25,000     25,072,590

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
     --------------      --------   -------   -----------
NEW YORK (CONTINUED)
  New York City RAN Series B
    (Canadian Imperial Bank LOC)
    (SP-1+, MIG-1)
    4.50%...............  06/30/97  $ 5,000   $  5,021,140
  New York Local Government
    Assistance Corporation Series
    1994B DN (Credit Suisse LOC)
    (A-1+, VMIG-1)
    3.30%(1)............  12/07/96    2,400      2,400,000
  New York Local Government
    Assistance Corporation Series
    1995F DN (Toronto Dominion
    LOC) (A-1+, VMIG-1)
    3.30%(1)............  12/07/96      700        700,000
  New York State Energy Research &
    Development Authority (Niagara
    Mohawk Power) Series 1985C DN
    (Toronto Dominion LOC) (P-1,
    VMIG-1)
    4.20%(1)............  12/01/96      700        700,000
  New York State Thruway General
    Revenue Series B DN (FGIC
    Insurance)(A-1+, VMIG-1)
    4.15%(1)............  12/01/96      200        200,000
                                              ------------
                                                38,893,730
                                              ------------
NORTH CAROLINA -- 6.06%
  Charlotte-Mecklenburg Hospital
    Authority Health Care RB
    Series 1996B DN (NationsBank
    LOC) (A-1, VMIG-1)
    3.50%(1)............  12/07/96    9,350      9,350,000
  Mecklenburg County GO Series
    1996C DN (NationsBank LOC)
    (A-1, VMIG-1)
    3.45%(1)............  12/07/96   15,225     15,225,000
  North Carolina Medical Care
    Community Hospital (Moses H.
    Cone Memorial Hospital
    Project) DN (A-1+, VMIG-1)
    3.40%(1)............  12/07/96    3,800      3,800,000
  North Carolina Medical Care
    Community Hospital (Pooled
    Financing Project) Series A DN
    (VMIG-1)
    4.05%(1)............  12/01/96    6,900      6,900,000

---------------------------------------------------------

(1) Variable rate

                               MUNIFUND PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
     --------------      --------   -------   -----------
NORTH CAROLINA (CONTINUED)
 Wake County IDA PCRB (Carolina
  Power & Light Company Project) DN
(VMIG-1)
    3.65%(1)............  12/07/96  $   600   $    600,000
                                              ------------
                                                35,875,000
                                              ------------
OHIO -- 0.49%
  Clermont Hospital Facilities RB
    (Mercy Health Care System,
    Providence of Cincinnati)
    Series 1985B DN (Morgan
    Guaranty LOC) (A-1+, VMIG-1)
    3.55%(1)............  12/07/96    1,000      1,000,000
  Montgomery County Economic
    Development Authority Revenue
    Bonds (Dayton Art Institute
    Project) DN (National City
    Bank of Cleveland LOC) (A-1,
    VMIG-1)
    3.60%(1)............  12/07/96    1,900      1,900,000
                                              ------------
                                                 2,900,000
                                              ------------
OKLAHOMA -- 0.80%
  Oklahoma Water Resources Board
    State Loan Program Revenue
    Bonds (Swiss Bank LOC) (A-1+)
    3.70%...............  03/03/97    4,730      4,730,000
                                              ------------
PENNSYLVANIA -- 1.12%
  Allegheny County Hospital
    Development Authority
    (Allegheny County Hospital
    Project) Series 1995B DN
    (Morgan Guaranty LOC) (A-1+,
    VMIG-1)
    3.55%(1)............  12/07/96    3,800      3,800,000
  City of York, General Authority
    Pooled Financing RB Series
    1996 DN (First Union Bank LOC)
    (A-1, VMIG-1)
    3.50%(1)............  12/07/96    2,800      2,800,000
                                              ------------
                                                 6,600,000
                                              ------------
TENNESSEE -- 7.28%
  Clarksville Public Building
    Authority (Pooled Financing
    Tennessee Municipal Bond Fund)
    Series 1995 DN (NationsBank
    LOC) (A-1)
    3.55%(1)............  12/07/96    5,000      5,000,000

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
     --------------      --------   -------   -----------
TENNESSEE (CONTINUED)
  Clarksville Public Building
    Authority (Pooled Loan Finance
    Service) Series 1990 DN (MBIA
    Insurance) (A-1+, VMIG-1)
    3.50%(1)............  12/07/96  $   300   $    300,000
  Knox County Health, Educational
    & Housing Facilities Authority
    (Mercy Health Care) Series B
    DN (Morgan Guaranty LOC)
    (A-1+, VMIG-1)
    3.55%(1)............  12/07/96    1,745      1,745,000
  Knox County Health, Educational
    & Housing Facilities Authority
    (Mercy Health Care) Series
    1994B DN (A-1+, VMIG-1)
    3.55%(1)............  12/07/96    2,200      2,200,000
  Knox County IDA (Weisgarber
    Partners) DN (Credit Suisse
    LOC) (A-1+, VMIG-1)
    3.50%(1)............  12/16/96    1,600      1,600,000
  Knox County IDRB (Professional
    Plaza Project) DN (Credit
    Suisse LOC) (VMIG-1)
    3.50%(1)............  12/30/96    2,800      2,800,000
  Memphis GO Series A DN
    (Westdeutsche Landesbank
    Girozentrale LOC) (A-1+,
    VMIG-1)
    3.60%(1)............  12/07/96    2,500      2,500,000
  Metropolitan Nashville Airport
    Improvement Bonds DN (Credit
    Locale de France LOC) (A-1+,
    VMIG-1)
    3.50%(1)............  12/07/96   11,900     11,900,000
  Metropolitan Nashville Airport
    Improvement Bonds DN (Societe
    Generale LOC) (A-1+, VMIG-1)
    3.50%(1)............  12/07/96    3,000      3,000,000
  Montgomery County Public
    Building Authority Pooled
    Financing GO (Montgomery
    County Loan Pool) DN
    (NationsBank LOC) (A-1,
    VMIG-1)
    3.55%(1)............  12/07/96    5,000      5,000,000

---------------------------------------------------------

(1) Variable rate

                               MUNIFUND PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
     --------------      --------   -------   -----------
TENNESSEE (CONTINUED)
  Montgomery County Public Building
    Authority Pooled Financing GO
    (Tennessee County Loan Pool)
    Series 1995 DN (NationsBank LOC)
    (A-1, VMIG-1)
    3.55%(1)............  12/07/96  $ 7,000   $  7,000,000
                                              ------------
                                                43,045,000
                                              ------------
TEXAS -- 8.75%
  Bexar County Multifamily Housing
    Bonds (Fountainhead
    Apartments) DN (Federal
    National Mortgage Association
    LOC) (A-1+, VMIG-1)
    3.65%(1)............  12/07/96    6,275      6,275,000
  Board of Regents Texas A & M
    University TECP (A-1+, P-1)
    3.60%...............  12/16/96    7,000      7,000,000
  City of Houston Water & Sewer
    System Series A TECP (A-1+,
    P-1)
    3.50%...............  03/12/97    7,000      7,000,000
  Harris County Health Facilities
    Development Corporation RB
    (Methodist Hospital) DN (A-1+,
    VMIG-1)
    4.10%(1)............  12/01/96    6,000      6,000,000
  Harris County Toll Road Series G
    DN (Morgan Guaranty LOC)
    (A-1+, VMIG-1)
    3.55%(1)............  12/07/96    2,800      2,800,000
  Harris County Toll Road
    Unlimited Tax and Subordinate
    Lien RB Series 1994H DN (A-1+,
    VMIG-1)
    3.55%(1)............  12/07/96    3,800      3,800,000
  Houston GO Series A TECP
    (Toronto Dominion LOC) (A-1+,
    P-1)
    3.55%...............  03/13/97   11,000     11,000,000
  Nueces County Health Facilities
    Authority (Driscoll Children's
    Hospital) DN (Barclays Bank
    LOC) (VMIG-1)
    3.55%(1)............  12/07/96    2,750      2,750,000
  Port of Port Arthur Navigation
    District PCRB (Texaco) Series
    1994 DN (A-1, VMIG-1)
    4.20%(1)............  12/01/96      600        600,000

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
------------------------ ---------  -------   ------------
TEXAS (CONTINUED)
  Texas TRAN (SP-1+, MIG-1)
    4.75%...............  08/29/97  $ 4,500   $  4,525,132
                                              ------------
                                                51,750,132
                                              ------------
UTAH -- 3.83%
  Intermountain Power Agency Power
    Supply Revenue and Refunding
    Bonds (Swiss Bank LOC) (A-1+,
    VMIG-1)
    3.60%...............  01/23/97    7,550      7,550,000
  Salt Lake City PCRB (British
    Petroleum) DN (A-1+, VMIG-1)
    4.20%(1)............  12/01/96    1,100      1,100,000
  Salt Lake City PCRB (Pooled
    Hospital Financing) DN (A-1+,
    VMIG-1)
    3.55%(1)............  12/07/96   14,000     14,000,000
                                              ------------
                                                22,650,000
                                              ------------
VERMONT -- 1.99%
  Vermont Educational & Health
    Buildings Finance Agency
    Hospital RB (VHA of New
    England Capital Asset
    Financing Program) Series
    1985C DN (FNB Chicago LOC)
    (A-1)
    3.55%(1)............  12/07/96    1,800      1,800,000
  Vermont GO TECP (Toronto
    Dominion LOC) (A-1+, P-1)
    3.70%...............  01/24/97   10,000     10,000,000
                                              ------------
                                                11,800,000
                                              ------------
VIRGINIA -- 1.05%
  Louisa County IDA (Pooled
    Financing) DN (NationsBank
    LOC) (A-1, VMIG-1)
    3.55%(1)............  12/07/96    1,500      1,500,000
  Lynchburg IDA Hospital Revenue
    Bonds (VHA Mid-Atlantic States
    Capital Asset Fund) Series
    1985G DN (FNB Chicago LOC)
    (A-1, VMIG-1)
    3.60%(1)............  12/07/96    4,700      4,700,000
                                              ------------
                                                 6,200,000
                                              ------------
WASHINGTON -- 3.83%
  King County Sewer Revenue Notes
    Series A TECP (A-1, P-1)
    3.70%...............  12/12/96   15,000     15,000,000

---------------------------------------------------------

(1) Variable rate

                               MUNIFUND PORTFOLIO
                      Statement of Net Assets (Concluded)

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
------------------------ ---------  -------   ------------
WASHINGTON (CONTINUED)
  Washington Public Power Supply
    Project DN (Bank of America
    LOC) (A-1, VMIG-1)
    3.65%(1)............  12/07/96  $ 7,660   $  7,660,000
                                              ------------
                                                22,660,000
                                              ------------
WEST VIRGINIA -- 0.51%
  Marshall County PCRB (PPG
    Industries Project) DN (A-1,
    VMIG-1)
    3.65%(1)............  12/07/96    3,000      3,000,000
                                              ------------
WISCONSIN -- 0.84%
  City of Oak Creek PCRB
    (Wisconsin Electric Power) DN
    (VMIG-1)
    3.65%(1)............  12/07/96      800        800,000
  Wisconsin Health Facilities
    Authority RB (Daughters of
    Charity St. Mary's Hospital)
    DN (VMIG-1)
    3.50%(1)............  12/07/96    4,150      4,150,000
                                              ------------
                                                 4,950,000
                                              ------------
WYOMING -- 1.15%
  Sweetwater County PCRB (Chevron
    Project) (A-1+, VMIG-1)
    3.80%...............  06/15/97    6,850      6,850,000
                                              ------------

                                                 VALUE
                                              ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $590,858,141*)............  99.87%..  $590,858,141
OTHER ASSETS IN EXCESS OF
  LIABILITIES.....................      0.13       741,874
                                     -------  ------------
NET ASSETS (Equivalent to $1.00
  per share based on 530,269,784
  MuniFund Shares and 61,400,317
  MuniFund Dollar Shares
  outstanding)....................  100.00%.. $591,600,015
                                    ========  ============

NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER SHARE
  ($591,600,015 / 591,670,101)..............         $1.00
                                                     =====


---------------
* Aggregate cost for federal income tax purposes is substantially the same.
(1) Variable rate


                               MUNIFUND PORTFOLIO
                           SUPPLEMENTARY INFORMATION
                               Maturity Schedule
                               November 30, 1996

         MATURITY
          PERIOD            PAR          PERCENTAGE
      --------------    ------------     ----------
          1- 30 days    $408,110,000        69.1%
         31- 60 days      25,059,000         4.3
         61- 90 days      33,500,000         5.7
         91-120 days      48,630,000         8.2
        121-150 days      25,000,000         4.2
       over 150 days      50,350,000         8.5

          Average Weighted Maturity -- 45 days

                See accompanying notes to financial statements.

                               MUNICASH PORTFOLIO
                    MUNICIPAL FUND FOR TEMPORARY INVESTMENT
                            Statement of Net Assets

                               November 30, 1996

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
------------------------ ---------  --------  ------------
ALABAMA -- 1.83%
  Phenix IDRB Enviromental
    Improvement Authority (Mead
    Coated Board Project) Series A
    AMT (Mitsubishi Bank LOC)
    (A-1)
    4.20%(1)............  12/01/96  $  7,000  $  7,000,000
                                              ------------
ARIZONA -- 2.71%
  Cochise County Pollution Control
    Solid Waste Disposal
    Facilities RB (Arizona
    Electric Power Cooperative
    Incorporated Project) AMT
    (National Rural Utilities LOC)
    (A-1+, VMIG-1)
    3.70%...............  03/01/97     5,200     5,200,000
  Phoenix IDRB (Leggett & Platt
    Incorporated Project) AMT
    (Wachovia Bank LOC)
    3.65%(1)............  12/07/96     5,170     5,170,000
                                              ------------
                                                10,370,000
                                              ------------
ARKANSAS -- 0.52%
  Independence County IDRB
    (Townsends of Arkansas
    Incorporated Project) AMT
    (Rabo Bank Nederland LOC)
    3.55%(1)............  12/07/96     2,000     2,000,000
                                              ------------
CALIFORNIA -- 4.71%
  California RAN Series 1996-97
    (SP-1+, MIG-1)
    4.50%...............  06/30/97    10,000    10,029,463
  California Solid Waste Disposal
    RB (Shell Oil Company Project)
    AMT (P-1)
    4.20%(1)............  12/01/96     1,000     1,000,000
  Los Angeles County TRAN (Credit
    Suisse LOC)
    (SP-1+, VMIG-1)
    4.50%...............  06/30/97     7,000     7,023,930
                                              ------------
                                                18,053,393
                                              ------------
COLORADO -- 4.01%
  City & County of Denver Airport
    System Subordinated Revenue
    Bonds AMT (Sanwa Bank LOC)
    (A-1, P-1)
    3.70%...............  01/31/97     9,070     9,070,000
  Colorado Housing Finance
    Authority IDRB (Dawn Baker Boy
    Incorporated Project) AMT (FNB
    Chicago LOC)
    3.80%(1)............  12/07/96     1,255     1,255,000

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
                         --------   -------   -----------
COLORADO (CONTINUED)
  Colorado State General Fund TRAN
    Series A (SP-1+)
    4.50%...............  06/27/97  $  5,000  $  5,017,823
                                              ------------
                                                15,342,823
                                              ------------
GEORGIA -- 5.66%
  Bulloch County Development
    Authority IDRB (Gold Kist
    Incorporated Project)
    Series 1995 AMT
    (Wachovia Bank LOC)
    3.65%(1)............  12/07/96     4,700     4,700,000
  Burke County Development
    Authority PCRB (Oglethorpe
    Power Corporation Vogtile
    Project) Series 1994A DN
    (A-1, VMIG-1)
    4.10%(1)............  12/01/96     8,700     8,700,000
  Cobb County IDRB (John W. Rooker
    Company Project) AMT (First
    Union Bank LOC)
    3.75%(1)............  12/07/96     2,300     2,300,000
  Decatur County & Bainbridge IDRB
    (Thomas & Betts Corporation
    Project) AMT (Wachovia Bank
    LOC)
    3.65%(1)............  12/07/96     3,500     3,500,000
  Haralson County Development
    Authority IDRB (Gold Kist
    Incorporated Project)
    Series 1995 AMT
    (Wachovia Bank LOC)
    3.65%(1)............  12/07/96     2,500     2,500,000
                                              ------------
                                                21,700,000
                                              ------------
ILLINOIS -- 17.85%
  Belvidere IDRB (R&D Thiel
    Incorporated Project) AMT
    (First Bank Systems, N.A. LOC)
    (A-1)
    3.80%(1)............  12/07/96     1,890     1,890,000
  Chicago Gas Supply RB (Peoples
    Gas Light & Coke) AMT (A-1+,
    VMIG-1)
    3.85%...............  12/02/96     7,000     7,000,000
  Chicago IDRB (Enterprise Center
    IX Project) AMT (ABN-AMRO Bank
    N.V. LOC) (A-1+)
    3.80%(1)............  12/07/96     4,750     4,750,000
  Chicago IDRB (Enterprise Center
    VII Project) AMT (ABN-AMRO
    Bank N.V. LOC) (A-1+)
    3.80%(1)............  12/07/96     7,200     7,200,000

---------------------------------------------------------

(1) Variable rate

                               MUNICASH PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
     ---------------     --------   -------   -----------
ILLINOIS (CONTINUED)
  Illinois Development Finance
    Authority (Azteca Foods Project
    Incorporated) AMT (ABN-AMRO Bank
    N.V. LOC) (A-1+)
    3.80%(1)............  12/07/96  $  4,200  $  4,200,000
  Illinois Development Finance
    Authority IDRB (Bhagvan H.
    Patel Project) AMT (Bank One
    Columbus LOC) (A-1+)
    3.65%(1)............  12/07/96     2,405     2,405,000
  Illinois Development Finance
    Authority IDRB (Big Bolt
    Corporation Project) AMT
    (ABN-AMRO Bank N.V. LOC)
    4.00%(1)............  12/07/96     2,000     2,000,000
  Illinois Development Finance
    Authority IDRB (Henry Valve
    Company Project) Series 1995
    AMT (ABN-AMRO Bank N.V. LOC)
    (A-1+)
    3.80%(1)............  12/07/96     4,780     4,780,000
  Illinois Development Finance
    Authority IDRB (Prairie
    Packaging Incorporated
    Project) AMT (ABN-AMRO Bank
    N.V. LOC) (A-1+)
    3.80%(1)............  12/07/96     5,000     5,000,000
  Illinois Development Finance
    Authority IDRB (Royal
    Continental Box Project)
    Series B AMT (ABN-AMRO Bank
    N.V. LOC) (A-1+)
    3.90%(1)............  12/07/96     3,650     3,650,000
  Illinois Development Finance
    Authority PCRB (Amoco Oil
    Company Project) Series 1994
    DN (A-1+, VMIG-1)
    4.15%(1)............  12/01/96     1,400     1,400,000
  Illinois Health Facilities
    Authority RB (Evanston
    Hospital Corporation Project)
    (A-1+, VMIG-1)
    3.85%...............  10/15/97     5,000     5,000,000
  Lake County IDRB (Northpoint
    Project) AMT (Bank One
    Columbus LOC) (A-1+)
    3.70%(1)............  12/07/96     6,000     6,000,000

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
     --------------      --------   -------   -----------
ILLINOIS (CONTINUED)
  Naperville Economic Development
    Authority (Independence
    Village Associates) DN
    (National City Bank LOC)
    3.80%(1)............  12/07/96     2,995     2,995,000
  Sangamon County IDRB (Contech
    Construction Project
    Incorporated) AMT (Mellon LOC)
    (VMIG-1)
    3.70%(1)............  12/07/96  $  4,000  $  4,000,000
  Sangamon County IDRB (Contech
    Construction Project
    Incorporated) Series 1992 AMT
    (Mellon LOC) (VMIG-1)
    3.70%(1)............  12/07/96     3,200     3,200,000
  Village of North Aurora IDRB
    (Oberweis Dairy Incorporated
    Project) Series 1995 AMT
    (ABN-AMRO Bank N.V. LOC) (A-1,
    VMIG-1)
    3.80%(1)............  12/07/96     2,900     2,900,000
                                              ------------
                                                68,370,000
                                              ------------
INDIANA -- 3.81%
  Greenwood City Economic
    Development Refunding Revenue
    Bonds (Endress & Hauser
    Incorporated Project) AMT
    (Deutsche Bank LOC)
    3.65%(1)............  12/07/96     4,000     4,000,000
  Indiana Development Finance
    Authority IDRB (Cives
    Corporation Project) Series
    1992 AMT (Wachovia Bank LOC)
    (A-1+)
    3.65%(1)............  12/07/96     3,600     3,600,000
  Indiana Development Finance
    Authority IDRB (Enterprise
    Center V Project) Series 1992
    AMT (ABN-AMRO Bank N.V. LOC)
    (A-1+)
    3.80%(1)............  12/07/96     5,000     5,000,000
  Jasper County Economic
    Development RB (Wabash Valley
    Produce Project) AMT (Bank One
    Columbus LOC)
    3.65%(1)............  12/07/96     2,000     2,000,000
                                              ------------
                                                14,600,000
                                              ------------

---------------------------------------------------------

(1) Variable rate

                               MUNICASH PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
     --------------      --------   -------   -----------
KENTUCKY -- 1.14%
  City of Maysville Solid Waste
    Disposal Facilities Revenue
    Bonds (Inland Container
    Corporation Project) Series
    1992 AMT (A-1, P-1)
    3.70%...............  01/31/97  $  2,800  $  2,800,000
    3.65%...............  03/21/97     1,565     1,565,000
                                              ------------
                                                 4,365,000
                                              ------------
MAINE -- 0.78%
  City of Portland Revenue
    Obligation Securities (Barber
    Foods Project) Series 1996 AMT
    (Society National Bank of
    Cleveland LOC)
    3.80%(1)............  12/07/96     3,000     3,000,000
                                              ------------
MARYLAND -- 3.29%
  Baltimore IDRB (Wicomico
    Industrial Center Facility)
    AMT (First Union Bank LOC)
    (A-1)
    3.65%(1)............  12/01/96     2,000     2,000,000
  Maryland State Economic
    Development Corporation RB
    (Atlantic Pharmaceutical
    Services Incorporated) AMT
    (FNB Maryland LOC) (A-1)
    3.77%(1)............  12/07/96     5,500     5,500,000
  Wicomico County Economic
    Development RB (Plymouth Tube
    Company Project) AMT (FNB
    Chicago LOC)
    (VMIG-1)
    3.75%(1)............  12/07/96     5,100     5,100,000
                                              ------------
                                                12,600,000
                                              ------------
MICHIGAN -- 1.44%
  Michigan State Strategic Fund RB
    (Pioneer Metal Finishing
    Company Project) AMT (National
    City Bank of Cleveland LOC)
    (A-1)
    3.75%(1)............  12/07/96     5,500     5,500,000
                                              ------------
MISSISSIPPI -- 0.68%
  Jackson County Industrial Sewage
    Facilities RB (Chevron
    Incorporated Project) AMT
    4.25%(1)............  12/01/96     2,600     2,600,000
                                              ------------

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
     --------------      --------   -------   -----------
MISSOURI -- 1.04%
  St. Louis Health & Education
    Authority (Sisters of Mercy
    Health System Project) Series
    1992B DN (A-1+, VMIG-1)
    3.55%(1)............  12/07/96  $  4,000  $  4,000,000
                                              ------------
NEBRASKA -- 2.79%
  Stanton County Nebraska IDRB
    (Nucor Corporation Project)
    AMT (A-1+, P-1)
    3.65%(1)............  12/07/96    10,700    10,700,000
                                              ------------
NEVADA -- 0.05%
  Clark County Airport System
    Revenue Bonds Series 1995 AMT
    (Toronto Dominion LOC) (A-1+,
    VMIG-1)
    3.60%(1)............  12/07/96       200       200,000
                                              ------------
NEW HAMPSHIRE -- 1.96%
  New Hampshire Solid Waste
    Disposal IDRB (The United
    Illuminating Company Project)
    AMT (Barclays Bank LOC)
    (VMIG-1)
    3.75%...............  03/03/97     3,000     3,000,000
  New Hampshire State Housing
    Finance Authority Single
    Family Housing Bonds AMT (FGIC
    Insurance) (VMIG-1)
    3.65%...............  01/15/97     4,500     4,500,000
                                              ------------
                                                 7,500,000
                                              ------------
NEW JERSEY -- 2.80%
  Essex County Public Improvement
    Authority RB (County Asset
    Sale Project) DN (Morgan
    Guaranty LOC) (VMIG-1)
    3.25%(1)............  12/07/96     2,500     2,500,000
  Middlesex County BAN
    3.90%...............  06/25/97     1,000     1,000,272
  Morris County BAN
    (SP-1+, VMIG-1)
    3.97%...............  08/08/97     3,000     3,000,780
  New Jersey State Economic
    Development Authority RB
    (Hillcrest Health Services
    Systems Project) DN
    (Industrial Bank of Japan LOC)
    (A-1, VMIG-1)
    3.60%(1)............  12/07/96     1,700     1,700,000

---------------------------------------------------------

(1) Variable rate

                               MUNICASH PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
     --------------      --------   -------   -----------
NEW JERSEY (CONTINUED)
  Parsippany Troy Hills Township BAN
    (VMIG-1)
    4.00%...............  05/07/97  $  1,500  $  1,502,239
  Princeton Township BAN
    4.375%..............  08/27/97     1,000     1,004,120
                                              ------------
                                                10,707,411
                                              ------------
NEW YORK -- 2.87%
  New York City Municipal Water
    Finance Authority Water and
    Sewer System RB Series 1994G
    DN (FGIC Insurance) (A-1+,
    VMIG-1)
    4.00%(1)............  12/01/96     5,000     5,000,000
  New York City Municipal Water
    TECP (Canadian Imperial Bank
    LOC) (A-1+, P-1)
    3.60%...............  01/13/97     6,000     6,000,000
                                              ------------
                                                11,000,000
                                              ------------
NORTH CAROLINA -- 3.08%
  Charlotte-Mecklenburg Hospital
    Authority (North Carolina
    Health Care Service) Series D
    DN (NationsBank LOC)
    (A-1, VMIG-1)
    3.40%(1)............  12/07/96     2,200     2,200,000
  North Carolina Medical Care
    Community Hospital (Baptist
    Hospitals Project) DN
    (Wachovia Bank LOC)
    (A-1+, VMIG-1)
    3.40%(1)............  12/07/96     3,300     3,300,000
  Person County Industrial
    Facilities Authority PCRB
    (Carolina Power & Light)
    Series 1992A DN
    (A-1, VMIG-1)
    3.65%(1)............  12/07/96     1,200     1,200,000
  Wake County IDA PCRB (Carolina
    Power & Light Company Project)
    Series 1985C DN (Sumitomo Bank
    LOC) (A-1+, VMIG-1)
    3.65%(1)............  12/07/96       900       900,000

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
     --------------      --------   -------   -----------
NORTH CAROLINA (CONTINUED)
  Wake County Industrial
    Facilities & Pollution Control
    Finance Authority PCRB
    (Carolina Power & Light
    Company Project) Series 1985A
    DN (Credit Suisse LOC)
    (A-1+, P-1)
    3.45%(1)............  12/07/96  $  4,200  $  4,200,000
                                              ------------
                                                11,800,000
                                              ------------
OHIO -- 6.80%
  Cuyahoga County Hospital RB (St.
    Lukes Hospital Project) DN
    (FNB Chicago LOC) (VMIG-1)
    3.55%(1)............  12/07/96     3,300     3,300,000
  Franklin County Hospital
    Improvement RB (U.S.
    Healthcare Corporation
    Project) DN (Morgan Guaranty
    LOC) (VMIG-1)
    3.60%(1)............  12/07/96     6,500     6,500,000
  Hamilton County BAN
    4.20%...............  06/13/97     7,480     7,491,441
  Ohio Higher Education Facilities
    Authority (Oberlin College
    Project) DN (Bank of Tokyo
    LOC) (A-1+)
    3.55%(1)............  12/07/96     1,800     1,800,000
  Ohio State University General
    Receipts Bonds Series 1992B DN
    (A-1+, VMIG-1)
    3.40%(1)............  12/07/96     1,150     1,150,000
  Ohio Water Development Revenue
    Refunding Series A (Timken
    Company Project) DN (Credit
    Suisse LOC)
    (A-1+, P-1)
    3.60%(1)............  12/07/96     2,800     2,800,000
  Rocky River BAN
    4.15%...............  09/05/97     1,000     1,002,047
  Stark County BAN
    4.12%...............  06/19/97     2,000     2,002,312
                                              ------------
                                                26,045,800
                                              ------------
OKLAHOMA -- 0.78%
  Oklahoma Water Resources Board
    State Loan Program Revenue
    Bonds (Swiss Bank LOC) (A-1+)
    3.70%...............  03/03/97     3,000     3,000,000
                                              ------------

---------------------------------------------------------

(1) Variable rate

                               MUNICASH PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
     --------------      --------   -------   -----------
OREGON -- 1.04%
  Oregon State Housing Authority
    Community Services Department
    Mortgage Revenue Bonds (Single
    Family Mortgage Program)
    Series C AMT (Escrowed in US
    Treasuries LOC) (VMIG-1)
    3.85%...............  05/08/97  $  4,000  $  4,000,000
                                              ------------
RHODE ISLAND -- 0.68%
  Rhode Island Housing & Mortgage
    Finance Corporation
    Convertible Home Ownership
    Opportunity Bonds Series 19-D
    AMT (Societe Generale LOC)
    (A-1+, VMIG-1)
    3.55%...............  01/30/97     2,600     2,600,000
                                              ------------
SOUTH CAROLINA -- 1.57%
  Chesterfield County IDRB (Culp
    Incorporated Project) AMT
    (Wachovia Bank LOC)
    3.65%(1)............  12/07/96     6,000     6,000,000
                                              ------------
TENNESSEE -- 4.20%
  Chattanooga IDRB (Southern
    Foundry Supply Company
    Project) AMT (Sun Bank LOC)
    3.65%(1)............  12/07/96     2,000     2,000,000
  City of Henderson IDRB (Premier
    Manufacturing Corporation
    Project) AMT (National City
    Bank LOC)
    3.75%(1)............  12/07/96     5,400     5,400,000
  Jackson City IDRB (Quadion
    Corporation Project) AMT
    (First Bank Systems, N.A. LOC)
    (A-1)
    3.75%(1)............  12/07/96     3,700     3,700,000
  Tennessee Housing Development
    Authority Home Ownership Bonds
    Series 3 AMT
    (A-1+, VMIG-1)
    3.85%...............  05/29/97     5,000     5,000,000
                                              ------------
                                                16,100,000
                                              ------------
TEXAS -- 10.76%
  Angelina & Neches River
    Authority Solid Waste Disposal
    Revenue Bonds (Temple-Eastex
    Incorporated Project) AMT
    (A-1, P-1)
    3.75%...............  01/24/97    12,450    12,450,000

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
     --------------      --------   -------   -----------
TEXAS (CONTINUED)
  Brazos River Authority PCRB
    (Texas Utilities Electric
    Company Project) AMT (AMBAC
    Insurance)
    (A-1, VMIG-1)
    4.25%(1)............  12/01/96  $  4,500  $  4,500,000
  City of Haltom IDRB (Molded
    Products Company Project)
    Series 1995 AMT (ABN-AMRO Bank
    N.V. LOC) (A-1+)
    3.90%(1)............  12/07/96     3,600     3,600,000
  Harris County PCRB (Exxon
    Project) Series 1987 AMT
    (A-1+)
    4.25%(1)............  12/01/96     2,000     2,000,000
  Montgomery County IDRB (Sawyer
    Research Products
    Incorporated) AMT (Society
    National Bank of Cleveland
    LOC)
    3.80%(1)............  12/07/96     2,000     2,000,000
  North Texas Higher Education
    Authority Incorporated Student
    Loan Revenue Bonds Series
    1991E AMT (AMBAC Insurance)
    (A-1+, VMIG-1)
    3.60%(1)............  12/07/96     4,000     4,000,000
  Texas TRAN (SP-1+, MIG-1)
    4.75%...............  08/29/97    10,000    10,057,859
  Trinity River Authority PCRB
    (Texas Utilities Electric
    Company Project) Series A AMT
    4.20%(1)............  12/01/96     2,600     2,600,000
                                              ------------
                                                41,207,859
                                              ------------
UTAH -- 1.77%
  Intermountain Power Agency RB
    Series 1985F (Morgan Guaranty
    LOC)
    (A-1+, VMIG-1)
    3.93%...............  06/16/97     2,500     2,500,000
  Tooele County Hazardous Waste
    Treatment RB (Rollins
    Environmental Incorporated
    Project) AMT (Union Bank of
    Switzerland LOC) (A-1+)
    3.65%...............  12/05/96     4,300     4,300,000
                                              ------------
                                                 6,800,000
                                              ------------

---------------------------------------------------------

(1) Variable rate

                               MUNICASH PORTFOLIO
                      Statement of Net Assets (Concluded)

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
------------------------ ---------  --------  ------------
VIRGINIA -- 0.46%
  Roanoke IDA (Roanoke Memorial
    Hospital Project) Series D DN
    (A-1+)
    3.45%(1)............  12/07/96  $  1,755  $  1,755,000
                                              ------------
WASHINGTON -- 3.11%
  Washington Public Power Supply
    System (Nuclear Project #1) DN
    (Industrial Bank of Japan LOC)
    (A-1, VMIG-1)
    3.55%(1)............  12/07/96     5,000     5,000,000
  Washington State Housing Finance
    Authority Single Family
    Mortgage Revenue Bonds AMT
    (VMIG-1)
    3.75%...............  11/01/97     3,600     3,600,000
  Yakima County Public Corporation
    (Printing Press Project) AMT
    (Bank of America LOC)
    3.75%(1)............  12/07/96     3,300     3,300,000
                                              ------------
                                                11,900,000
                                              ------------
WEST VIRGINIA -- 4.01%
  Grant County West Virginia IDRB
    (Virginia Electric Power
    Company Project) (A-1, VMIG-1)
    3.65%...............  02/20/97    10,000    10,000,000
  Pleasants County PCRB (American
    Cyanamid Company Project) DN
    (P-1)
    3.70%(1)............  12/07/96     2,300     2,300,000
  West Virginia Economic
    Development Authority IDRB
    (North American Processing
    Company Project) AMT (National
    City Bank of Cleveland LOC)
    3.75%(1)............  12/07/96     3,050     3,050,000
                                              ------------
                                                15,350,000
                                              ------------
WISCONSIN -- 1.49%
  City of Janesville IDRB (Freedom
    Plastics Incorporated Project)
    AMT (ABN-AMRO Bank N.V. LOC)
    (A-1+)
    3.80%(1)............  12/07/96     3,200     3,200,000

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
------------------------ ---------  --------  ------------
WISCONSIN (CONTINUED)
  City of Mequon IDRB (Johnson
    Level Company Project) AMT
    (Bank One Columbus LOC)
    3.65%(1)............  12/07/96  $  2,500  $  2,500,000
                                              ------------
                                                 5,700,000
                                              ------------

TOTAL INVESTMENTS IN SECURITIES
  (Cost $381,867,286*)............    99.69%  $381,867,286
OTHER ASSETS IN EXCESS OF
  LIABILITIES.....................      0.31     1,204,215
                                     -------  ------------
NET ASSETS (Equivalent to $1.00
  per share based on 281,677,937
  MuniCash Shares and 101,560,247
  MuniCash Dollar Shares
  outstanding)....................   100.00%  $383,071,501
                                     =======  ============

NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE
  PER SHARE
  ($383,071,501 / 383,238,184)..............         $1.00
                                                     =====

---------------
* Aggregate cost for federal income tax purposes is
  substantially the same. Market value of securities
  subject to federal alternative minimum tax is 66.39% of
  the total market value.
(1) Variable rate.
---------------------------------------------------------



                               MUNICASH PORTFOLIO
                           SUPPLEMENTARY INFORMATION
                               Maturity Schedule
                               November 30, 1996

         MATURITY
          PERIOD            PAR          PERCENTAGE
      --------------    ------------     ----------
          1- 30 Days    $252,450,000        66.1%
         31- 60 Days      22,950,000         6.0
         61- 90 Days      24,470,000         6.4
         91-120 Days      12,765,000         3.4
       Over 150 Days      69,080,000        18.1

Average Weighted Maturity -- 57 Days

                See accompanying notes to financial statements.

                     INTERMEDIATE MUNICIPAL FUND PORTFOLIO
                    MUNICIPAL FUND FOR TEMPORARY INVESTMENT
                            Statement of Net Assets

                               November 30, 1996

        INVESTMENTS IN          MATURITY    PAR
          SECURITIES              DATE     (000)   VALUE
       ----------------         ---------  -----  --------
CALIFORNIA -- 4.72%
  City of Sacramento Financing Authority
    (Pre-Refunded 11/01/01 @ 102) RB
    (Aaa)
    6.70%......................  11/01/11  $ 235  $264,669
                                                  --------
DELAWARE -- 4.62%
  Delaware GO (Aa1)
    5.125%.....................  04/01/06    250   259,062
                                                  --------
FLORIDA -- 4.69%
  State of Florida Board of Education
    Series C RB (Aa)
    5.40%......................  06/01/02    250   263,125
                                                  --------
GEORGIA -- 4.85%
  Georgia GO (Aaa)
    5.90%......................  03/01/03    250   272,187
                                                  --------
MAINE -- 3.74%
  Maine GO (Aa)
    5.30%......................  09/01/02    200   209,750
                                                  --------
MARYLAND -- 4.29%
  Montgomery County Public Improvement GO
    Series A (Aaa)
    5.60%......................  07/01/04    225   241,031
                                                  --------
MASSACHUSETTS -- 4.56%
  Massachusetts GO Series A (Aaa)
    5.00%......................  01/01/05    250   255,937
                                                  --------
MINNESOTA -- 4.63%
  Minnesota GO (Aa1)
    5.00%......................  08/01/03    250   260,000
                                                  --------
NEW JERSEY -- 15.46%
  New Jersey State GO (Aa1)
    6.00%......................  08/01/03    250   269,688
  New Jersey Transportation
    Authority Series B RB (MBIA
    Insurance) (Aaa)
    6.00%......................  06/15/05    300   327,000
  Ocean County GO (Aa)
    6.25%......................  10/01/05    250   270,938
                                                  --------
                                                   867,626
                                                  --------
NEW YORK -- 1.78%
  New York City GO Series 1993B DN (FGIC
    Insurance) (A-1+, VMIG-1)
    4.25%(1)...................  12/01/96    100   100,000
                                                  --------

        INVESTMENTS IN          MATURITY    PAR
          SECURITIES              DATE     (000)   VALUE
        --------------          --------   -----  --------
NORTH CAROLINA -- 9.44%
  City of Durham Public Improvement Bonds
    Series 1993 RB (Aa1)
    5.00%......................  02/01/06  $ 250  $254,063
  Highpoint County Public
    Facility (Pre-Refunded
    06/01/00 @ 102) RB (Aa)
      6.90%....................  06/01/05    250   275,625
                                                  --------
                                                   529,688
                                                  --------
OHIO -- 10.11%
  Franklin County GO (Escrowed To
    Maturity) (Aaa)
    9.00%......................  12/01/99    500   567,500
                                                  --------
SOUTH CAROLINA -- 4.94%
  South Carolina Public Service Authority
    (Santee Cooper Project) RB (FGIC
    Insurance) (Aaa)
    6.50%......................  01/01/04    250   277,500
                                                  --------
TENNESSEE -- 3.79%
  State of Tennessee GO (Aaa)
    5.50%......................  05/01/03    200   212,500
                                                  --------
VIRGINIA -- 3.87%
  Virginia Public School Authority Series
    B RB (Aa)
    6.00%......................  08/01/04    200   218,000
                                                  --------
WASHINGTON -- 12.80%
  City of Spokane GO (Aa)
    9.125%.....................  01/01/99    420   460,950
  King County GO (Aa1)
    5.00%......................  01/01/04    250   257,813
                                                  --------
                                                   718,763
                                                  --------
TOTAL INVESTMENTS IN SECURITIES
    (Cost $5,432,562*)............    98.29%     5,517,338
OTHER ASSETS IN EXCESS OF
  LIABILITIES.....................      1.71        95,737
                                     -------    ----------
NET ASSETS (Equivalent to $11.08
  per share based on 503,542
  Intermediate Municipal Shares
  and 3,094 Intermediate Municipal
  Dollar Shares outstanding)......   100.00%    $5,613,075
                                     =======    ==========

---------------
(1) Variable rate

                     INTERMEDIATE MUNICIPAL FUND PORTFOLIO
                      Statement of Net Assets (Concluded)

                                                                VALUE
                                                              ----------
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE   ($5,613,075 /
506,636)....................................                    $11.08
                                                                ======

---------------
* Aggregate cost for federal income tax purposes is
  substantially the same. Net unrealized appreciation for
  all securities is as follows:
  Excess of value over tax cost.............                  $ 98,868
  Excess of tax cost over value.............                   (14,092)
                                                               --------
                                                              $ 84,776
                                                              =========

(1) Variable rate


---------------------------------------------------------
          INTERMEDIATE MUNICIPAL FUND PORTFOLIO
                SUPPLEMENTARY INFORMATION
                    Maturity Schedule
                    November 30, 1996
         Average Weighted Maturity -- 6.07 years
---------------------------------------------------------

             ------------------------------------------------------

INVESTMENT ABBREVIATIONS

AMT       Alternative Minimum Tax
BAN       Bond Anticipation Note
DN        Demand Note
GO        General Obligation
IDA       Industrial Development Authority
IDRB      Industrial Development Revenue Bond
LOC       Letter of Credit
PCRB      Pollution Control Revenue Bond
RAN       Revenue Anticipation Note
RB        Revenue Bond
TECP      Tax-Exempt Commercial Paper
TRAN      Tax and Revenue Anticipation Note

The Moody's Investors Service, Inc. and Standard & Poor's Ratings Group ratings of the investments in the various Portfolios are believed to be the most recent ratings available at November 30, 1996. The ratings have not been audited by the Independent Auditors and, therefore, are not covered by the Independent Auditors' Report.

                See accompanying notes to financial statements.

                    MUNICIPAL FUND FOR TEMPORARY INVESTMENT
                            Statements of Operations

                          Year Ended November 30, 1996

                                                                                                                    INTERMEDIATE
                                                                                      MUNIFUND       MUNICASH      MUNICIPAL FUND
                                                                                      PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                                                     -----------    -----------    --------------
Investment income:
    Interest income................................................................  $26,168,665    $15,290,786      $  293,039
                                                                                     -----------    -----------       ---------
Expenses:
    Investment advisory fee........................................................    1,298,315        727,371          11,817
    Administration fee.............................................................    1,298,315        727,371          11,817
    Trustees' fees and officer's salary............................................       61,690         35,520             600
    Transfer agent fee.............................................................       86,825         40,030           1,739
    Custodian fee..................................................................      148,953         95,607           2,111
    Shareholder computer access program............................................       48,896         31,250           1,370
    Legal and audit................................................................       56,181         30,747             496
    Registration expenses..........................................................       39,800         13,343           3,919
    Printing.......................................................................       20,372          9,576           3,501
    Service Organization fees -- Dollar Shares.....................................      130,964        248,904              83
    Other..........................................................................       40,231         16,009           2,347
                                                                                     -----------    -----------       ---------
                                                                                       3,230,542      1,975,728          39,800
    Less fees waived...............................................................   (1,091,269)      (977,701)        (16,025)
                                                                                     -----------    -----------       ---------
         Total expenses............................................................    2,139,273        998,027          23,775
                                                                                     -----------    -----------       ---------
    Net investment income..........................................................   24,029,392     14,292,759         269,264
                                                                                     -----------    -----------       ---------
Realized and unrealized gain (loss) on investments:
    Net realized gain from security transactions...................................       60,758          4,477         146,164
    Decrease in unrealized appreciation of investments.............................           --             --        (169,366)
    Decrease in amortized market discount..........................................       (3,204)            --              --
                                                                                     -----------    -----------       ---------
    Net gain (loss) on investments.................................................       57,554          4,477         (23,202)
                                                                                     -----------    -----------       ---------
    Net increase in net assets resulting from operations...........................  $24,086,946    $14,297,236      $  246,062
                                                                                     ===========    ===========       =========

                See accompanying notes to financial statements.

                    MUNICIPAL FUND FOR TEMPORARY INVESTMENT
                      Statements of Changes in Net Assets

                                                                MUNIFUND PORTFOLIO                     MUNICASH PORTFOLIO
                                                        ----------------------------------     ----------------------------------
                                                          YEAR ENDED         YEAR ENDED          YEAR ENDED         YEAR ENDED
                                                         NOVEMBER 30,       NOVEMBER 30,        NOVEMBER 30,       NOVEMBER 30,
                                                             1996               1995                1996               1995
                                                        ---------------    ---------------     ---------------    ---------------
Increase (decrease) in net assets:
    Operations:
        Net investment income........................   $    24,029,392    $    27,468,558     $    14,292,759    $    14,128,703
        Net gain on investments......................            57,554             87,283               4,477              6,508
                                                        ---------------    ---------------     ---------------    ---------------
          Net increase in net assets resulting from
            operations...............................        24,086,946         27,555,841          14,297,236         14,135,211
                                                        ---------------    ---------------     ---------------    ---------------
    Dividends to shareholders from net investment
      income:
        MuniFund Shares..............................       (22,454,678)       (27,156,490)                 --                 --
        MuniFund Dollar Shares.......................        (1,574,714)          (312,068)                 --                 --
        MuniCash Shares..............................                --                 --         (11,053,941)       (10,572,440)
        MuniCash Dollar Shares.......................                --                 --          (3,238,818)        (3,556,263)
                                                        ---------------    ---------------     ---------------    ---------------
          Total dividends to shareholders............       (24,029,392)       (27,468,558)        (14,292,759)       (14,128,703)
                                                        ---------------    ---------------     ---------------    ---------------
    Capital share transactions (at $1 per share):
        Proceeds from sale of shares.................     5,212,511,683      5,863,156,883       5,121,589,834      3,821,513,734
        Value of shares issued in reinvestment of
          dividends..................................         4,177,069          3,190,495           6,746,509          5,499,849
        Cost of shares repurchased...................    (5,351,938,462)    (5,830,322,061)     (5,168,334,969)    (3,777,081,235)
                                                        ---------------    ---------------     ---------------    ---------------
          Increase (decrease) in net assets derived
            from capital share transactions..........      (135,249,710)        36,025,317         (39,998,626)        49,932,348
                                                        ---------------    ---------------     ---------------    ---------------
          Total increase (decrease) in net assets....      (135,192,156)        36,112,600         (39,994,149)        49,938,856
Net assets:
    Beginning of period..............................       726,792,171        690,679,571         423,065,650        373,126,794
                                                        ---------------    ---------------     ---------------    ---------------
    End of period....................................   $   591,600,015    $   726,792,171     $   383,071,501    $   423,065,650
                                                        ===============    ===============     ===============    ===============

                See accompanying notes to financial statements.

                    MUNICIPAL FUND FOR TEMPORARY INVESTMENT
                      Statements of Changes in Net Assets

                                                                                INTERMEDIATE MUNICIPAL FUND PORTFOLIO
                                                                                -------------------------------------
                                                                                 YEAR ENDED               YEAR ENDED
                                                                                NOVEMBER 30,             NOVEMBER 30,
                                                                                    1996                     1995
                                                                                ------------             ------------
Increase (decrease) in net assets:
     Operations:
          Net investment income...............................................   $  269,264              $    468,579
          Net gain (loss) on investments......................................      (23,202)                  786,340
                                                                                 ----------              ------------
            Net increase in net assets resulting from operations..............      246,062                 1,254,919
                                                                                 ----------              ------------
     Dividends to shareholders from net investment income:
          Intermediate Municipal Shares.......................................     (267,831)                 (467,132)
          Intermediate Municipal Dollar Shares................................       (1,433)                   (1,447)
                                                                                 ----------              ------------
            Total dividends to shareholders...................................     (269,264)                 (468,579)
                                                                                 ----------              ------------
     Capital share transactions:
          Proceeds from sale of shares........................................       47,907                 3,265,704
          Value of shares issued in reinvestment of dividends.................        1,433                     1,441
          Cost of shares repurchased..........................................     (674,266)              (14,328,104)
                                                                                 ----------              ------------
            Decrease in net assets derived from capital share transactions....     (624,926)              (11,060,959)
                                                                                 ----------              ------------
            Total decrease in net assets......................................     (648,128)              (10,274,619)
Net assets:
     Beginning of period......................................................    6,261,203                16,535,822
                                                                                 ----------              ------------
     End of period............................................................   $5,613,075              $  6,261,203
                                                                                 ==========              ============

                See accompanying notes to financial statements.

                    MUNICIPAL FUND FOR TEMPORARY INVESTMENT
                              Financial Highlights

                (For a Share Outstanding Throughout Each Period)

                                                    MUNIFUND SHARES
                                --------------------------------------------------------
                                                YEAR ENDED NOVEMBER 30,
                                --------------------------------------------------------
                                  1996       1995       1994        1993         1992
                                --------   --------   --------   ----------   ----------
Net Asset Value, Beginning of
  Period......................   $  1.00    $  1.00    $  1.00      $  1.00      $  1.00
                                 -------    -------    -------      -------      -------
Income From Investment
  Operations:
  Net Investment Income.......     .0326      .0360      .0255        .0224        .0285
                                 -------    -------    -------      -------      -------
Less Distributions:
  Dividends to Shareholders
    from Net Investment
    Income....................    (.0326)    (.0360)    (.0255)      (.0224)      (.0285)
                                 -------    -------    -------      -------      -------
Net Asset Value, End of
  Period......................   $  1.00    $  1.00    $  1.00      $  1.00      $  1.00
                                 =======    =======    =======      =======      =======
Total Return..................      3.31%      3.66%      2.58%        2.27%        2.89%
Ratios/Supplemental Data:
Net Assets, End of Period
  $(000)......................   530,204    720,318    687,895    1,019,749    1,006,324
Ratio of Expenses to Average
  Daily Net Assets(1).........       .27%       .27%       .26%         .25%         .30%
Ratio of Net Investment Income
  to Average Daily Net
  Assets......................      3.26%      3.59%      2.53%        2.24%        2.86%

                                            MUNIFUND DOLLAR SHARES
                                -----------------------------------------------
                                            YEAR ENDED NOVEMBER 30,
                                -----------------------------------------------
                                 1996      1995      1994      1993      1992
                                -------   -------   -------   -------   -------
Net Asset Value, Beginning of
  Period......................  $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                -------   -------   -------   -------   -------
Income From Investment
  Operations:
  Net Investment Income.......    .0301     .0335     .0230     .0199     .0260
                                -------   -------   -------   -------   -------
Less Distributions:
  Dividends to Shareholders
    from Net Investment
    Income....................   (.0301)   (.0335)   (.0230)   (.0199)   (.0260)
                                -------   -------   -------   -------   -------
Net Asset Value, End of
  Period......................  $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                =======   =======   =======   =======   =======
Total Return..................     3.06%     3.41%     2.33%     2.02%     2.64%
Ratios/Supplemental Data:
Net Assets, End of Period
  $(000)......................   61,396     6,474     2,785     6,783     1,414
Ratio of Expenses to Average
  Daily Net Assets(1).........      .52%      .52%      .51%      .50%      .55%
Ratio of Net Investment Income
  to Average Daily Net
  Assets......................     3.01%     3.34%     2.28%     1.99%     2.61%

---------------

(1) Without the waiver of advisory and administration fees, the ratios of expenses to average daily net assets would have been 0.42%, 0.41%, 0.41%, 0.41% and 0.41%, respectively, for the years ended November 30, 1996, 1995, 1994, 1993 and 1992 for MuniFund Shares and 0.67%, 0.66%, 0.66%, 0.66% and
    0.66%, respectively, for the years ended November 30, 1996, 1995, 1994, 1993 and 1992 for MuniFund Dollar Shares.

                See accompanying notes to financial statements.

                    MUNICIPAL FUND FOR TEMPORARY INVESTMENT
                              Financial Highlights

                (For a Share Outstanding Throughout Each Period)

                                                  MUNICASH SHARES
                                ----------------------------------------------------
                                              YEAR ENDED NOVEMBER 30,
                                ----------------------------------------------------
                                  1996       1995       1994       1993       1992
                                --------   --------   --------   --------   --------
Net Asset Value, Beginning of
  Period......................  $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                 -------    -------    -------    -------    -------
Income From Investment
  Operations:
  Net Investment Income.......     .0350      .0382      .0266      .0235      .0300
                                 -------    -------    -------    -------    -------
Less Distributions:
  Dividends to Shareholders
    from Net Investment
    Income....................    (.0350)    (.0382)    (.0266)    (.0235)    (.0300)
                                 -------    -------    -------    -------    -------
Net Asset Value, End of
  Period......................  $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                 =======    =======    =======    =======    =======
Total Return..................      3.56%      3.89%      2.69%      2.38%      3.04%
Ratios/Supplemental Data:
Net Assets, End of Period
  $(000)......................   281,544    321,642    273,439    572,482    857,812
Ratio of Expenses to Average
  Daily Net Assets(1).........       .18%       .18%       .19%       .20%       .20%
Ratio of Net Investment Income
  to Average Daily Net
  Assets......................      3.50%      3.83%      2.59%      2.36%      2.90%

                                               MUNICASH DOLLAR SHARES
                                ----------------------------------------------------
                                              YEAR ENDED NOVEMBER 30,
                                ----------------------------------------------------
                                  1996       1995       1994       1993       1992
                                --------   --------   --------   --------   --------
Net Asset Value, Beginning of
  Period......................  $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                 -------    -------    -------    -------    -------
Income From Investment
  Operations:
  Net Investment Income.......     .0325      .0357      .0241      .0210      .0275
                                 -------    -------    -------    -------    -------
Less Distributions:
  Dividends to Shareholders
    from Net Investment
    Income....................    (.0325)    (.0357)    (.0241)    (.0210)    (.0275)
                                 -------    -------    -------    -------    -------
Net Asset Value, End of
  Period......................  $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                 =======    =======    =======    =======    =======
Total Return..................      3.31%      3.64%      2.44%      2.13%      2.79%
Ratios/Supplemental Data:
Net Assets, End of Period
  $(000)......................   101,528    101,424     99,688     95,225     81,669
Ratio of Expenses to Average
  Daily Net Assets(1).........       .43%       .43%       .44%       .45%       .45%
Ratio of Net Investment Income
  to Average Daily Net
  Assets......................      3.25%      3.58%      2.34%      2.11%      2.65%

---------------

(1) Without the waiver of advisory and administration fees, the ratios of expenses to average daily net assets would have been 0.42%, 0.41%, 0.42%, 0.42% and 0.40% respectively, for the years ended November 30, 1996, 1995, 1994, 1993 and 1992 for MuniCash Shares and 0.67%, 0.66%, 0.67%, 0.67% and
    0.65%, respectively, for the years ended November 30, 1996, 1995, 1994, 1993 and 1992 for MuniCash Dollar Shares.

                See accompanying notes to financial statements.

                    MUNICIPAL FUND FOR TEMPORARY INVESTMENT
                              Financial Highlights

                (For a Share Outstanding Throughout Each Period)

                                           INTERMEDIATE MUNICIPAL SHARES
                                ----------------------------------------------------
                                              YEAR ENDED NOVEMBER 30,
                                ----------------------------------------------------
                                  1996       1995       1994       1993       1992
                                --------   --------   --------   --------   --------
Net Asset Value, Beginning of
  Period......................  $  11.11   $  10.39   $  11.18   $  10.88   $  10.54
                                 -------    -------    -------    -------    -------
Income From Investment
  Operations:
  Net Investment Income.......     .4998      .5256      .5053      .5315      .5609
  Net Realized and Unrealized
    Gain (Loss) on
    Investments...............    (.0300)     .7200     (.7900)     .3000      .3400
                                 -------    -------    -------    -------    -------
    Total From Investment
      Operations..............     .4698     1.2456     (.2847)     .8315      .9009
                                 -------    -------    -------    -------    -------
Less Distributions:
  Dividends to Shareholders
    from Net Investment
    Income....................    (.4998)    (.5256)    (.5053)    (.5315)    (.5609)
                                 -------    -------    -------    -------    -------
Net Asset Value, End of
  Period......................  $  11.08   $  11.11   $  10.39   $  11.18   $  10.88
                                 =======    =======    =======    =======    =======
Total Return..................      4.37%     12.22%     (2.63%)     7.76%      8.74%
Ratios/Supplemental Data:
Net Assets, End of Period
  $(000)......................     5,579      6,228     16,507     22,350     29,911
Ratio of Expenses to Average
  Daily Net Assets(1).........       .40%       .40%       .40%       .40%       .40%
Ratio of Net Investment Income
  to Average Daily Net
  Assets......................      4.56%      4.87%      4.64%      4.79%      5.20%
Portfolio Turnover Rate.......        73%        47%        40%        50%        64%

                                        INTERMEDIATE MUNICIPAL DOLLAR SHARES
                                ----------------------------------------------------
                                              YEAR ENDED NOVEMBER 30,
                                ----------------------------------------------------
                                  1996       1995       1994       1993       1992
                                --------   --------   --------   --------   --------
Net Asset Value, Beginning of
  Period......................  $  11.11   $  10.39   $  11.18   $  10.88   $  10.54
                                 -------    -------    -------    -------    -------
Income From Investment
  Operations:
  Net Investment Income.......     .4723      .4985      .4782      .5037      .5339
  Net Realized and Unrealized
    Gain (Loss) on
    Investments...............    (.0300)     .7200     (.7900)     .3000      .3400
                                 -------    -------    -------    -------    -------
    Total From Investment
      Operations..............     .4423     1.2185     (.3118)     .8037      .8739
                                 -------    -------    -------    -------    -------
Less Distributions:
  Dividends to Shareholders
    from Net Investment
    Income....................    (.4723)    (.4985)    (.4782)    (.5037)    (.5339)
                                 -------    -------    -------    -------    -------
Net Asset Value, End of
  Period......................  $  11.08   $  11.11   $  10.39   $  11.18   $  10.88
                                 =======    =======    =======    =======    =======
Total Return..................      4.12%     11.97%     (2.88%)     7.51%      8.49%
Ratios/Supplemental Data:
Net Assets, End of Period
  $(000)......................        34         33         29         30         27
Ratio of Expenses to Average
  Daily Net Assets(1).........       .65%       .65%       .65%       .65%       .65%
Ratio of Net Investment Income
  to Average Daily Net
  Assets......................      4.31%      4.62%      4.39%      4.54%      4.95%
Portfolio Turnover Rate.......        73%        47%        40%        50%        64%

---------------

(1) Without the waiver of advisory and administration fees, the ratios of expenses to average daily net assets would have been 0.67%, 0.60%, 0.53%, 0.51% and 0.50%, respectively, for the years ended November 30, 1996, 1995, 1994, 1993 and 1992 for Intermediate Municipal Shares and 0.92%, 0.85%, 0.78%, 0.76% and 0.75%, respectively, for the years ended November 30, 1996, 1995, 1994, 1993 and 1992 for Intermediate Municipal Dollar Shares.

                See accompanying notes to financial statements.

                         Notes to Financial Statements

A. Municipal Fund for Temporary Investment (the "Company"), a Pennsylvania common law trust, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Company consists of three separate portfolios: MuniFund, MuniCash, and Intermediate Municipal Fund.

     Each portfolio has two classes of shares, one class being referred to as Dollar shares. Dollar shares and the other class of shares of each portfolio are identical in all respects, except that Dollar shares are sold to institutions (Service Organizations) which provide support services to their customers who beneficially own such shares, in consideration of the Company's payment of 0.25% (on an annualized basis) of the average daily net asset value of the Dollar shares held by the institutions for the benefit of their customers. The Service Organization fee is applicable only to the earnings of the respective Dollar shares. Expenses, other than the Service Organization fee, are allocated between the two classes based on their relative assets.

B. Significant accounting policies are as follows:

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements.

     Security Valuation -- MuniFund and MuniCash: Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Company seeks to maintain the net asset value per share of each portfolio at $1.00.

     Security Valuation -- Intermediate Municipal Fund: Portfolio securities for which market quotations are readily available (other than debt securities with remaining maturities of 60 days or less) are valued at the mean between the most recent quoted bid and asked prices provided by investment dealers. Other securities and assets for which market quotations are not readily available are valued at their fair value in the best judgment of PNC Institutional Management Corporation under procedures established by, and under the supervision of, the Company's Board of Trustees. Debt securities with remaining maturities of 60 days or less are valued on an amortized cost basis (unless the Board determines that such basis does not represent fair value at the time).

     Dividends to Shareholders -- Dividends from net income are declared daily and paid monthly. Dividends payable are recorded on the dividend record date. Net income for dividend purposes includes interest accrued less amortization of market premium and accrued expenses. Net realized capital gains, if any, are distributed at least annually.

     Federal Taxes -- No provision is made for federal taxes as it is the Company's intention to have each portfolio continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all federal income and excise taxes.

     Other -- Investment transactions are accounted for on the trade date, and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Expenses not directly attributable to a specific portfolio of the Company are allocated among the Company's portfolios based on their relative average net assets.

C. Under agreements among the Company, PNC Bank, National Association ("PNC Bank") and PNC Institutional Management Corporation ("PIMC"), an indirect wholly-owned subsidiary of PNC Bank, PIMC manages the Company's portfolios and maintains their financial accounts. PNC Bank is the Company's sub-adviser and custodian, and PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., is the Company's transfer agent.

     Provident Distributors, Inc. ("PDI") serves as the Company's Distributor. No compensation is payable by the Company to PDI for its distribution services.

     The Company has entered into an Administration Agreement with PFPC and PDI (the "Administrators") for certain administrative services.

     In return for their advisory and administrative services, the Company pays PIMC and the Administrators each a fee, computed daily and payable monthly, based upon an annual percentage of the average daily net assets of the Company's portfolios, considered separately, as follows:

     MuniFund and MuniCash -- .175% of the first $1 billion, .15% of the next $1 billion, .125% of the next $1 billion, .10% of the next $1 billion, .095% of the next $1 billion, .09% of the next $1 billion, .085% of the next $1 billion and
 .08% of net assets in excess of $7 billion.

     Intermediate Municipal Fund -- .20% of average net assets.

     If expenses borne by any portfolio in any fiscal year exceed the applicable expense limitation imposed by state securities regulations, the Administrators and PIMC will each reimburse the portfolio for one-half of any excess expense up to the amount of fees payable to it (except where such regulations require reimbursement regardless of the fees payable to it).

     The Administrators and PIMC have also agreed to reduce their fees, on an equal basis, to the extent necessary to ensure that the ordinary operating expenses (excluding Service Organization fees) of the MuniFund Portfolio do not exceed .27% of its average net assets, with respect to MuniCash, .18% of its average net assets, and, with respect to Intermediate Municipal Fund, .40% of its average net assets.

     For the year ended November 30, 1996 the Administrators and PIMC voluntarily waived $1,091,269 of the advisory and administration fees payable to them with respect to MuniFund, $977,701 with respect to MuniCash and $16,025 with respect to Intermediate Municipal Fund.

     Service Organization fees of $27,738 were paid to affiliates of PNC Bank for the year ended November 30, 1996.

D. The Company's Declaration of Trust permits the trustees to authorize the issuance of an unlimited number of full and fractional units of beneficial interest ("shares") in the Company and to classify or reclassify any unissued shares into one or more additional series of shares.

       Transactions in shares of the Company are summarized as follows:

                                                                     MUNIFUND PORTFOLIO
                                                        --------------------------------------------
                                                             YEAR ENDED              YEAR ENDED
                                                         NOVEMBER 30, 1996       NOVEMBER 30, 1995
                                                        --------------------    --------------------
Shares sold:
     MuniFund........................................       4,919,582,550           5,495,162,575
     MuniFund Dollar.................................         292,929,133             367,994,308
Shares issued in reinvestment of dividends:
     MuniFund........................................           2,752,159               3,075,518
     MuniFund Dollar.................................           1,424,910                 114,977
Shares repurchased:
     MuniFund........................................      (5,112,510,337)         (5,465,901,712)
     MuniFund Dollar.................................        (239,428,125)           (364,420,349)
                                                        --------------------    --------------------
          Net increase (decrease) in shares..........        (135,249,710)             36,025,317
                                                        ====================    ====================

                                                                     MUNICASH PORTFOLIO
                                                        --------------------------------------------
                                                             YEAR ENDED              YEAR ENDED
                                                         NOVEMBER 30, 1996       NOVEMBER 30, 1995
                                                        --------------------    --------------------
Shares sold:
     MuniCash........................................       4,867,516,600           3,595,304,269
     MuniCash Dollar.................................         254,073,234             226,209,465
Shares issued in reinvestment of dividends:
     MuniCash........................................           4,710,660               3,595,447
     MuniCash Dollar.................................           2,035,849               1,904,402
Shares repurchased:
     MuniCash........................................      (4,912,328,000)         (3,550,703,102)
     MuniCash Dollar.................................        (256,006,969)           (226,378,133)
                                                        --------------------    --------------------
          Net increase (decrease) in shares..........         (39,998,626)             49,932,348
                                                        ====================    ====================

                            Notes to Financial Statements (Concluded)

                                                               INTERMEDIATE MUNICIPAL
                                                                   FUND PORTFOLIO
                                                   -----------------------------------------------
                                                       YEAR ENDED               YEAR ENDED
                                                    NOVEMBER 30, 1996        NOVEMBER 30, 1995
                                                   -------------------   -------------------------
                                                   SHARES      VALUE       SHARES        VALUE
                                                   -------   ---------   ----------   ------------
Shares sold:
     Intermediate Municipal......................    4,422   $  47,907      306,662   $  3,265,704
     Intermediate Municipal Dollar...............       --          --           --             --
Shares issued in reinvestment of dividends:
     Intermediate Municipal......................       --          --           --             --
     Intermediate Municipal Dollar...............      130       1,433          134          1,441
Shares repurchased:
     Intermediate Municipal......................  (61,522)   (674,266)  (1,335,253)   (14,328,104)
     Intermediate Municipal Dollar...............       --          --           --             --
                                                   -------   ---------   ----------   ------------
          Net decrease in shares.................  (56,970)  $(624,926)  (1,028,457)  $(11,060,959)
                                                   =======   =========   ==========   ============

On November 30, 1996, one shareholder held 39.11% of the shares outstanding of the Intermediate Municipal Fund Portfolio.

E. Purchases and sales of investment securities other than short-term obligations, by Intermediate Municipal Fund, for the year ended November 30, 1996 were $4,180,896 and $4,686,585 respectively.

F. At November 30, 1996, capital loss carryovers, expiring at various times from 1997 to 2004, were available to offset possible future capital gains of the respective portfolios, as follows: MuniFund, $70,086; MuniCash, $166,683 and Intermediate Municipal Fund, $412,090.

G. At November 30, 1996, net assets consisted of the following:

                                                                                         INTERMEDIATE
                                                                                           MUNICIPAL
                                                            MUNIFUND        MUNICASH         FUND
                                                          ------------    ------------    ----------
Paid-in capital........................................   $591,670,101    $383,238,184    $5,940,389
Accumulated net realized loss on investments...........        (70,086)       (166,683)     (412,090)
Unrealized appreciation of investments.................             --              --        84,776
                                                          ------------    ------------    ----------
Total Net Assets.......................................   $591,600,015    $383,071,501    $5,613,075
                                                          ============    ============    ==========

                          INDEPENDENT AUDITORS' REPORT

To the Shareholders and Trustees
Municipal Fund for Temporary Investment:

     We have audited the statements of net assets of Municipal Fund for Temporary Investment (comprising, respectively, the MuniFund, MuniCash, and Intermediate Municipal Fund Portfolios) as of November 30, 1996, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included inspection of and confirmation by correspondence with the custodians of securities owned as of November 30, 1996. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Municipal Fund for Temporary Investment as of November 30, 1996, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

                                       KPMG Peat Marwick LLP

Philadelphia, PA
January 10, 1997

       Trustees
         G. Willing Pepper
           Chairman
         G. Nicholas Beckwith III
         Philip E. Coldwell
         Robert R. Fortune
         Jerrold B. Harris
         Rodney D. Johnson

       Officers
         G. Willing Pepper
           President
         Edward J. Roach
           Vice President and
           Treasurer
         Morgan R. Jones
           Secretary

       Investment Adviser
         PNC Institutional Management
         Corporation
         400 Bellevue Parkway
         Wilmington, DE 19809

       Co-Administrators
         PFPC Inc.
         400 Bellevue Parkway
         Wilmington, DE 19809

         Provident Distributors, Inc.
         259 Radnor-Chester Road
         Suite 120
         Radnor, PA 19087

       Distributor
         Provident Distributors, Inc.
         259 Radnor-Chester Road
         Suite 120
         Radnor, PA 19087

       Transfer Agent
         PFPC Inc.
         P.O. Box 8950
         Wilmington, DE 19885-9628

       This report is submitted for
       the general information of the
       shareholders of the Company.
       It is not authorized for
       distribution to prospective
       investors unless accompanied
       or preceded by effective
       prospectuses for each
       portfolio of the Company,
       which contain information
       concerning the investment
       policies of the portfolios as
       well as other pertinent
       information.

       PIF-A-009



                                   MUNIFUND
                                   MUNICASH
                         INTERMEDIATE MUNICIPAL FUND

                            Investment Portfolios
                                  Offered by
                              Municipal Fund for
                             Temporary Investment

                     [PROVIDENT INSTITUTIONAL FUNDS LOGO]

                        Annual Report to Shareholders
                              November 30, 1996